GOING CONCERN	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Going Concern [Abstract]
GOING CONCERN

NOTE 3 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. For the three months ended December 31, 2017, the Company has negative cash flows of $28,268 from operating activities. As of December 31, 2017 and September 30, 3017, the Company has an accumulated deficit of $14,014 and $94,241, respectively. The Company intends to seek to fund the development of its operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other near-term cash requirements. The Company’s ability to raise funds in the equity market may be impacted by the absence of any trading market in its common stock. The Company heavily relies on one customer for revenue generation. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 3 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. For the year ended September 30, 2017, the Company has negative cash flows of $463,344 from operating activities and has recurring losses since its inception. Although the Company hopes to fund operations through equity financing arrangements, because of the absence of any trading market for its common stock, its financial condition and its lack of an operating history, the Company may not be able to raise funds for capital expenditures, working capital and other cash requirements. The Company’s ability to emerge from the development stage is dependent upon, among other things, obtaining sufficient financing to continue operations and the development and marketing of its products. These factors, among others, raise substantial doubt about our ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.